Schedule I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 2,558	$ 1,540
Restricted cash	116	3,113
Receivables, net	494	167	$ 134
Prepayments and other current assets	239	120
Total current assets	3,457	5,030
Total assets	25,436	14,936
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable	318	215
Accrued expenses and other current liabilities	1,326	641
Interest payable	38	67
Current portion of long-term debt	64	89
Total current liabilities	1,884	7,741
Long-term debt	8,849	6,749
Deferred income taxes	577	1,865
Total liabilities	22,139	16,543
Total stockholders’ equity/(deficit)	3,226	(1,660)
Total liabilities and stockholders’ equity/(deficit)	25,436	14,936
Parent Company [Member]
Assets
Cash and cash equivalents	926	106
Restricted cash	0	16
Receivables, net	33	0
Prepayments and other current assets	5	5
Intercompany receivables	33	46
Total current assets	997	173
Deferred charges and other assets	147	89
Investment in subsidiary	4,434	5,554
Total assets	5,578	5,816
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable	5	33
Accrued expenses and other current liabilities	13	85
Interest payable	13	0
Intercompany payables	64	20
Current portion of long-term debt	0	6,601
Total current liabilities	95	6,739
Long-term debt	1,121	0
Deferred credits and other	1,136	145
Deferred income taxes	0	592
Total liabilities	2,352	7,476
Total stockholders’ equity/(deficit)	3,226	(1,660)
Total liabilities and stockholders’ equity/(deficit)	$ 5,578	$ 5,816